Interim Condensed Consolidated Statements of Changes in Shareholders'Equity (Unaudited) - CNY (¥) ¥ in Thousands	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	¥ 5	¥ (1,025)	¥ 2,491,873	¥ 1,150	¥ (2,113,821)	¥ 378,182
Balance, shares at Dec. 31, 2023	75,440,709
Treasury stock, shares at Dec. 31, 2023		(2,885,826)
Net loss					(54,872)	(54,872)
Share-based compensation			27,116			27,116
Share-based compensation, shares	2,405,901
Foreign currency translation adjustment				2,016		2,016
Fair value changes of amounts due to related party due to own credit risk				(255)		(255)
Balance at Jun. 30, 2024	¥ 5	¥ (1,025)	2,518,989	2,911	(2,168,693)	352,187
Balance, shares at Jun. 30, 2024	77,846,610
Treasury stock, shares at Jun. 30, 2024		(2,885,826)
Balance at Dec. 31, 2024	¥ 6	¥ (1,025)	2,525,741	6,086	(2,175,057)	355,751
Balance, shares at Dec. 31, 2024	80,321,873
Treasury stock, shares at Dec. 31, 2024		(2,885,826)
Net loss					(25,568)	(25,568)
Share-based compensation			13,040			13,040
Share-based compensation, shares	3,321,242
Foreign currency translation adjustment				(1,302)		(1,302)
Fair value changes of amounts due to related party due to own credit risk				(453)		(453)
Balance at Jun. 30, 2025	¥ 6	¥ (1,025)	¥ 2,538,781	¥ 4,331	¥ (2,200,625)	¥ 341,468
Balance, shares at Jun. 30, 2025	83,643,115
Treasury stock, shares at Jun. 30, 2025		(2,885,826)